Other Assets (Tables)	9 Months Ended
Sep. 30, 2020
Other Noncurrent Assets [Abstract]
Summary of Other Assets
As at	September 30, 2020	December 31, 2019
Intangible Assets	91	101
Equity Investments (Note 27)	53	52
Net Investment in Finance Leases	52	30
Long-Term Receivables	6	21
Prepaids	5	7
	207	211